Recently issued accounting standards (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Prospective Adoption of New Accounting Pronouncements [Table Text Block]
Impact from the adoption of ASC Topic 326 – Financial Instruments – Credit Losses
	Carrying value as of December 31, 2019 (before adoption)		Reclass- ifications		Remeasure- ments	Carrying value as of January 1, 2020 (after adoption)
Assets (CHF million)
Cash and due from banks, net	101,879		–		(1)	101,878
allowance for credit losses	–		–		(1)	(1)
Interest-bearing deposits with banks, net	741		–		(3)	738
allowance for credit losses	–		–		(3)	(3)
Net loans	296,779		–		(187)	296,592
of which reported at fair value	12,662		248	[2]	(84)	12,826
of which reported at amortized cost (amortized cost base)	285,179		(248)	[2]	–	284,931
allowance for credit losses	(946)		–		(103)	(1,049)
Other assets, net	39,609		–		(8)	39,632	[3]
allowance for credit losses – other assets held at amortized cost	(33)	[1]	–		(8)	(41)
Liabilities
Other liabilities	31,043		–		(36)	31,007
of which reported at fair value	7,891		–		7	7,898
of which provisions for expected credit losses on off-balance sheet credit exposures	172		–		(43)	129
Adoption impact before taxes	–		–		(163)	–
Income taxes					31
Adoption impact on retained earnings					(132)
1 In the Annual Report 2019, the allowance for credit losses was reflected in the carrying value of the respective balance sheet position and was not separately disclosed.
2
Reflects the irrevocable election of the fair value option for selected positions, as applicable, in accordance with ASU 2019-05. Reclassifications are made at amortized cost before allowance of credit loss. The related release of the allowance for credit loss as well as the fair value adjustment between the amortized cost basis and the fair value are reflected in the remeasurement column.

3 Includes the adoption impact on deferred tax assets of CHF 31 million, in addition to the CECL pre-tax remeasurements.